Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,089,332.92

Principal:
Principal Collections	$10,364,901.43
Prepayments in Full	$5,774,188.55
Liquidation Proceeds	$181,387.70
Recoveries	$52,273.32
Sub Total	$16,372,751.00
Collections	$17,462,083.92

Purchase Amounts:
Purchase Amounts Related to Principal	$149,308.50
Purchase Amounts Related to Interest	$806.78
Sub Total	$150,115.28

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,612,199.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	28
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$17,612,199.20
Servicing Fee	$276,485.36	$276,485.36	$0.00	$0.00	$17,335,713.84
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,335,713.84
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,335,713.84
Interest - Class A-3 Notes	$63,648.04	$63,648.04	$0.00	$0.00	$17,272,065.80
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$17,218,683.55
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,218,683.55
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$17,192,120.55
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,192,120.55
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$17,170,554.55
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,170,554.55
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$17,136,013.88
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,136,013.88
Regular Principal Payment	$15,955,229.73	$15,955,229.73	$0.00	$0.00	$1,180,784.15
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,180,784.15
Residual Released to Depositor	$0.00	$1,180,784.15	$0.00	$0.00	$0.00
Total		$17,612,199.20

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,955,229.73
Total					$15,955,229.73
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,955,229.73	$48.91	$63,648.04	$0.20	$16,018,877.77	$49.11
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$15,955,229.73	$14.87	$199,699.96	$0.19	$16,154,929.69	$15.06

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$149,760,101.91	0.4591052	$133,804,872.18	0.4101927
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$319,010,101.91	0.2972929	$303,054,872.18	0.2824238

Pool Information
Weighted Average APR	4.099%	4.098%
Weighted Average Remaining Term	33.85	33.02
Number of Receivables Outstanding	23,986	23,396
Pool Balance	$331,782,426.72	$315,053,523.54
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$319,010,101.91	$303,054,872.18
Pool Factor	0.3027079	0.2874449

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$5,480,241.20
Yield Supplement Overcollateralization Amount	$11,998,651.36
Targeted Overcollateralization Amount	$11,998,651.36
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$11,998,651.36

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	28

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		73	$259,117.00
(Recoveries)		69	$52,273.32
Net Losses for Current Collection Period			$206,843.68
Cumulative Net Losses Last Collection Period			$5,202,585.51
Cumulative Net Losses for all Collection Periods			$5,409,429.19

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.75%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.68%	320	$5,299,684.02
61-90 Days Delinquent	0.18%	30	$554,343.88
91-120 Days Delinquent	0.04%	7	$133,653.62
Over 120 Days Delinquent	0.28%	40	$872,247.44
Total Delinquent Receivables	2.18%	397	$6,859,928.96

Repossession Inventory:
Repossessed in the Current Collection Period		14	$219,302.21
Total Repossessed Inventory		21	$359,673.79

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3937%
Preceding Collection Period			0.7064%
Current Collection Period			0.7675%
Three Month Average			0.6225%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3823%
Preceding Collection Period			0.3752%
Current Collection Period			0.3291%
Three Month Average			0.3622%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer